Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.79414%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$628,249.72

Principal:
Principal Collections	$10,258,442.52
Prepayments in Full	$4,499,001.59
Liquidation Proceeds	$87,997.08
Recoveries	$57,473.72
Sub Total	$14,902,914.91
Collections	$15,531,164.63

Purchase Amounts:
Purchase Amounts Related to Principal	$62,754.64
Purchase Amounts Related to Interest	$41.21
Sub Total	$62,795.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,593,960.48

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,593,960.48
Servicing Fee	$210,465.86	$210,465.86	$0.00	$0.00	$15,383,494.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,383,494.62
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,383,494.62
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,383,494.62
Interest - Class A-3 Notes	$101,725.11	$101,725.11	$0.00	$0.00	$15,281,769.51
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$15,085,732.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,085,732.18
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$15,022,572.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,022,572.18
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$14,977,293.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,977,293.18
Regular Principal Payment	$13,520,670.29	$13,520,670.29	$0.00	$0.00	$1,456,622.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,456,622.89
Residual Released to Depositor	$0.00	$1,456,622.89	$0.00	$0.00	$0.00
Total		$15,593,960.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,520,670.29
Total					$13,520,670.29

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,520,670.29	$39.07	$101,725.11	$0.29	$13,622,395.40	$39.36
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$13,520,670.29	$12.84	$406,201.44	$0.39	$13,926,871.73	$13.23

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$54,739,967.63	0.1581806	$41,219,297.34	0.1191103
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$212,399,967.63	0.2017592	$198,879,297.34	0.1889159

Pool Information
Weighted Average APR	2.966%	2.971%
Weighted Average Remaining Term	28.62	27.80
Number of Receivables Outstanding	17,761	17,255
Pool Balance	$252,559,029.01	$237,599,319.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$234,611,852.86	$220,866,786.92
Pool Factor	0.2211421	0.2080433

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$16,732,532.25
Targeted Overcollateralization Amount	$38,720,021.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,720,021.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		26	$51,514.01
(Recoveries)		64	$57,473.72
Net Loss for Current Collection Period			$(5,959.71)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0283%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1009%
Second Prior Collection Period			0.4519%
Prior Collection Period			0.1275%
Current Collection Period			-0.0292%
Four Month Average (Current and Prior Three Collection Periods)			0.1123%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,886	$7,914,738.64
(Cumulative Recoveries)			$2,290,095.37
Cumulative Net Loss for All Collection Periods			$5,624,643.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4925%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,196.57
Average Net Loss for Receivables that have experienced a Realized Loss			$2,982.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.25%	148	$2,969,850.96
61-90 Days Delinquent	0.13%	19	$317,878.75
91-120 Days Delinquent	0.04%	4	$83,248.01
Over 120 Days Delinquent	0.12%	13	$273,629.28
Total Delinquent Receivables	1.53%	184	$3,644,607.00

Repossession Inventory:
Repossessed in the Current Collection Period		2	$16,086.58
Total Repossessed Inventory		6	$129,390.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1966%
Prior Collection Period			0.1971%
Current Collection Period			0.2086%
Three Month Average			0.2008%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2840%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	35

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	43	$779,172.85
2 Months Extended	38	$860,256.48
3+ Months Extended	5	$108,229.14

Total Receivables Extended	86	$1,747,658.47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer